Note 17 - Net (Loss) Earnings Per Common Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
17.	Net (loss) earnings per common share

Earnings per share calculations cannot be anti-dilutive, therefore diluted shares are not used in the denominator when the numerator is in a loss position.  The following table reconciles the denominator used to calculate earnings per common share:

	2013	2012	2011

Shares issued and outstanding at beginning of period	30,070,104	29,941,254	30,318,274
Weighted average number of shares:
Issued during the period	2,968,064	250,868	218,418
Repurchased during the period	(110,455)	(165,703)	(443,081)
Weighted average number of shares used in computing basic earnings per share	32,927,713	30,026,419	30,093,611
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method	334,586	349,531	457,404
Number of shares used in computing diluted earnings per share	33,262,299	30,375,950	30,551,015